Trade Receivables, Net (Details Narrative) $ in Thousands	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Past due trade receivables	$ 1,517
91 - 120 Days [Member]
IfrsStatementLineItems [Line Items]
Past due trade receivables	$ 1,553